FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 1,535	$ 1,831
Derivative financial assets	1,011	1,439	$ 1,500
Total financial assets	2,974	3,410
Total financial liabilities	428	140
Long-term debt (including current portion)	18,201	15,967	14,290
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,086	1,383
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	34	55	92
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,098	1,412	1,332
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		1	122
Fair value
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including current portion)	22,006	18,354
Fair value (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	1,535	1,831
Total financial assets	1,535	1,831
Total financial liabilities	0	0
Fair value (Level 1) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Total financial assets	1,439	1,579
Total financial liabilities	428	140
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	12	29
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	34	55
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,405	1,508
Derivative financial liabilities	307	96
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	16
Derivative financial liabilities	109	15
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,439	1,579
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0	$ 41
Derivative financial liabilities	12	29
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	34	55
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,405	1,508
Derivative financial liabilities	307	96
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	16
Derivative financial liabilities	$ 109	$ 15